Other Current And Non-Current Assets - Summary of detailed information about other assets (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Other Assets [Abstract]
Marketing and advertising advances	R$ 28,669	R$ 48,429
Supplier advances	102,225	76,707
Employee advances	13,983	12,965
Rent advances and guarantee deposits (a)	96,202	96,177
Prepaid insurance expenses	29,647	7,535
Customs broker advances - Import taxes	34,932	14,866
Assets held for sale		160
Carbon credits	3,508	10,317
Other	39,868	47,475
Total	349,034	314,631
Current	265,198	263,025
Non-current	R$ 83,836	R$ 51,606